SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Payables and Accruals [Abstract]
Accounts payable		$ 2,749	$ 28
Accrued payroll, taxes and bonuses		8,594	12,913
Other accrued expenses		1,189	2,089
Total	$ 16,005	$ 12,532	$ 15,030